Loans Held-For-Sale, by Main Loan Categories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	$ 363,093	$ 893,938
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	26,198	60,528
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	236,045	412,744
Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	$ 100,850	$ 420,666